RELATED PARTIES TRANSACTIONS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Total expenses	$ 1,892	$ 3,269